Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	991,561,920	840,073,798
Ordinary shares Fully paid	$ 505,802,803	$ 485,478,860